STOCK-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
Stock option activity for the six months ended June 30, 2024 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2023	18,915,358	$9.10	7.3	$47,792
Granted	—	—	—	—
Exercised	150,000	0.68	—	—
Forfeited	(439,085)	5.39	—	—
Balance as of June 30, 2024	18,626,273	9.22	6.8	2,054
Exercisable as of June 30, 2024	7,394,683	6.08	5.7	2,054
Vested and expected to vest as of June 30, 2024	18,626,273	$9.22	6.8	$2,054
Stock option activity for the six months ended June 30, 2023 was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2022	20,452,155	$9.50	8.3	$39,118
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(987,941)	5.39	—	—
Balance as of June 30, 2023	19,464,214	9.24	7.8	24,812
Exercisable as of June 30, 2023	5,220,895	4.44	7.2	17,187
Vested and expected to vest as of June 30, 2023	19,464,214	$9.24	7.8	$24,812

Schedule of Restricted Stock Activity
Restricted stock activity for the six months ended June 30, 2024 was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	2,296,831	$9.16
Granted	1,191,011	5.34
Vested	(741,789)	9.28
Forfeited	(594,607)	7.15
Outstanding as of June 30, 2024	2,151,446	$7.36